UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments:

Putnam VT International Equity Fund

The fund's portfolio
9/30/13 (Unaudited)

COMMON STOCKS (99.8%)(a)
	Shares	Value

Australia (2.9%)

Challenger, Ltd.	636,124	$3,263,921

Origin Energy, Ltd.	315,146	4,145,397

Telstra Corp., Ltd.	846,350	3,924,114

		11,333,432
Belgium (0.7%)

Solvay SA	19,605	2,940,034

		2,940,034
Brazil (0.1%)

Bigfoot GmbH (acquired 8/2/13, cost $395,677) (Private)(F)(RES)(NON)	18	302,208

		302,208
Canada (2.6%)

Agrium, Inc.(S)	33,000	2,773,467

Intact Financial Corp.	45,076	2,703,554

Suncor Energy, Inc.	134,333	4,803,150

		10,280,171
China (0.9%)

Ctrip.com International, Ltd. ADR(NON)	58,900	3,441,527

		3,441,527
France (11.1%)

Alcatel-Lucent(NON)(S)	671,638	2,406,041

BNP Paribas SA	103,559	7,004,992

European Aeronautic Defence and Space Co.	81,160	5,170,906

L'Oreal SA	21,997	3,777,861

Sanofi	95,879	9,724,355

Schneider Electric SA	56,104	4,744,529

Valeo SA	83,298	7,112,976

Veolia Environnement	241,559	4,125,764

		44,067,424
Germany (8.2%)

Daimler AG (Registered Shares)	77,608	6,049,640

Deutsche Post AG	250,869	8,325,194

HeidelbergCement AG	47,421	3,657,392

Henkel AG & Co. KGaA (Preference)	42,790	4,409,365

Merck KGaA	25,832	4,031,117

Siemens AG	44,514	5,363,263

Zalando GmbH (acquired 9/30/13, cost $672,582) (Private)(F)(RES)(NON)	15	571,712

		32,407,683
Hong Kong (1.5%)

Sands China, Ltd.	482,000	2,979,912

Sun Hung Kai Properties, Ltd.	229,669	3,124,084

		6,103,996
India (0.7%)

Tata Motors, Ltd.	550,184	2,922,070

		2,922,070
Ireland (1.0%)

Kerry Group PLC Class A	64,534	3,924,790

		3,924,790
Italy (4.2%)

ENI SpA	196,034	4,495,219

Fiat SpA(NON)	469,228	3,738,944

Luxottica Group SpA	71,726	3,815,399

UniCredit SpA	745,764	4,753,971

		16,803,533
Japan (20.4%)

Ajinomoto Co., Inc.	217,000	2,847,856

Astellas Pharma, Inc.	78,600	3,998,169

Credit Saison Co., Ltd.	154,900	4,190,235

Daikin Industries, Ltd.	74,800	3,964,678

Hitachi, Ltd.	482,000	3,172,633

Japan Airlines Co., Ltd. (UR)	54,900	3,317,626

Japan Tobacco, Inc.	228,300	8,198,779

Mitsubishi Corp.	261,200	5,277,412

Nissan Motor Co., Ltd.	370,000	3,703,952

NSK, Ltd.	306,000	3,116,191

Olympus Corp.(NON)	124,900	3,790,393

ORIX Corp.	291,900	4,736,563

Sekisui House, Ltd.	188,000	2,520,820

SoftBank Corp.	84,200	5,816,349

Sumitomo Mitsui Financial Group, Inc.	116,000	5,599,674

Tokyo Gas Co., Ltd.	1,049,000	5,741,513

Toyota Motor Corp.	170,200	10,856,646

		80,849,489
Mexico (0.7%)

Grupo Financiero Banorte SAB de CV	444,585	2,770,186

		2,770,186
Netherlands (2.4%)

ING Groep NV(NON)	525,192	5,933,438

Ziggo NV	90,551	3,667,709

		9,601,147
Panama (0.7%)

Copa Holdings SA Class A	18,700	2,593,129

		2,593,129
Russia (2.5%)

Magnit OJSC	13,913	3,525,123

Sberbank of Russia ADR	227,216	2,737,953

Yandex NV Class A(NON)	105,519	3,843,002

		10,106,078
Singapore (1.1%)

Ezion Holdings, Ltd.	2,586,000	4,534,853

		4,534,853
South Korea (1.9%)

Samsung Electronics Co., Ltd.	3,521	4,478,756

SK Hynix, Inc.(NON)	104,840	2,951,041

		7,429,797
Spain (2.3%)

Banco Popular Espanol SA(NON)	557,119	2,991,430

Grifols SA ADR	112,871	3,417,734

Jazztel PLC(NON)	254,261	2,762,480

		9,171,644
Sweden (2.1%)

Assa Abloy AB Class B	87,255	4,005,201

Nordea Bank AB	349,029	4,208,964

		8,214,165
Switzerland (2.0%)

Compagnie Financiere Richemont SA	80,535	8,068,194

		8,068,194
Taiwan (0.4%)

ASUSTeK Computer, Inc.	94,000	748,706

Hermes Microvision, Inc.	30,000	870,803

		1,619,509
Thailand (0.6%)

CP ALL PCL	2,033,900	2,292,039

		2,292,039
Turkey (0.6%)

Turk Hava Yollari Anonim Ortakligi	629,131	2,398,113

		2,398,113
United Kingdom (21.7%)

Associated British Foods PLC	170,865	5,189,270

AstraZeneca PLC	116,080	6,042,633

Barclays PLC (NPR)(NON)	361,397	472,441

Barclays PLC	1,419,680	6,102,043

BG Group PLC	247,814	4,736,005

BT Group PLC	856,038	4,745,119

Centrica PLC	834,420	4,994,068

Compass Group PLC	399,152	5,492,594

Glencore Xstrata PLC	832,489	4,537,764

Kingfisher PLC	584,632	3,652,394

Liberty Global PLC Ser. C(NON)	39,500	2,979,485

Persimmon PLC	153,925	2,706,196

Prudential PLC	301,518	5,618,351

Royal Dutch Shell PLC Class A	252,829	8,349,824

Telecity Group PLC	301,102	4,045,871

Thomas Cook Group PLC(NON)	1,388,408	3,447,964

TUI Travel PLC	490,485	2,919,710

Vodafone Group PLC	1,044,793	3,653,459

WPP PLC	301,408	6,196,961

		85,882,152
United States (6.5%)

Apple, Inc.	7,798	3,717,697

Covidien PLC	61,400	3,741,716

KKR & Co. LP	181,200	3,729,096

LyondellBasell Industries NV Class A	58,422	4,278,243

Monsanto Co.	34,161	3,565,384

Tyco International, Ltd.	91,398	3,197,102

Visa, Inc. Class A(S)	17,400	3,325,138

		25,554,376

Total common stocks (cost $326,176,559)		$395,611,739

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value

U.S. Treasury Notes
1/4s, February 15, 2015(i)	$125,000	$125,119
3/8s, February 15, 2016(i)	123,000	122,886

Total U.S. treasury Obligations (cost $248,005)		$248,005

SHORT-TERM INVESTMENTS (2.9%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.13%(d)	9,900,484	$9,900,484

SSgA Prime Money Market Fund 0.02%(P)	618,000	618,000

U.S. Treasury Bills with effective yields ranging from 0.10% to 0.13%, August 21, 2014(SEGSF)	$665,000	664,551

U.S. Treasury Bills with an effective yield of 0.10%, July 24, 2014(SEGSF)	103,000	102,947

U.S. Treasury Bills with an effective yield of 0.10%, April 3, 2014(SEGSF)	64,000	63,989

Total short-term investments (cost $11,349,633)		$11,349,971

TOTAL INVESTMENTS

Total investments (cost $337,774,197)(b)		$407,209,715

FORWARD CURRENCY CONTRACTS at 9/30/13 (aggregate face value $216,465,195) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/18/13	$65,607	$64,618	$989
	Australian Dollar	Sell	10/18/13	65,607	63,466	(2,141)
	Euro	Sell	12/18/13	14,664,460	14,277,713	(386,747)
Barclays Bank PLC
	British Pound	Sell	12/18/13	5,045,866	4,848,859	(197,007)
	Canadian Dollar	Buy	10/18/13	1,343,260	1,342,493	767
	Canadian Dollar	Sell	10/18/13	1,343,260	1,315,217	(28,043)
	Euro	Sell	12/18/13	1,066,396	1,038,189	(28,207)
	Hong Kong Dollar	Sell	11/20/13	675,221	675,284	63
	Norwegian Krone	Buy	12/18/13	262,947	259,942	3,005
	Swiss Franc	Buy	12/18/13	3,362,397	3,244,488	117,909
Citibank, N.A.
	Canadian Dollar	Buy	10/18/13	1,299,203	1,298,453	750
	Canadian Dollar	Sell	10/18/13	1,299,203	1,272,019	(27,184)
	Danish Krone	Buy	12/18/13	4,733,169	4,610,105	123,064
	Euro	Sell	12/18/13	4,520,646	4,401,168	(119,478)
	Japanese Yen	Sell	11/20/13	1,894,429	1,879,876	(14,553)
Credit Suisse International
	Australian Dollar	Sell	10/18/13	4,103,988	4,068,027	(35,961)
	British Pound	Buy	12/18/13	4,553,026	4,375,263	177,763
	Euro	Buy	12/18/13	11,022,262	10,731,521	290,741
	Japanese Yen	Buy	11/20/13	4,853,943	4,802,569	51,374
	Swiss Franc	Buy	12/18/13	4,721,275	4,672,388	48,887
Deutsche Bank AG
	Australian Dollar	Sell	10/18/13	6,134,362	6,039,970	(94,392)
	Euro	Sell	12/18/13	10,748,796	10,465,269	(283,527)
	Swedish Krona	Buy	12/18/13	2,042,506	1,981,167	61,339
	Swedish Krona	Sell	12/18/13	2,042,506	2,043,614	1,108
Goldman Sachs International
	Australian Dollar	Buy	10/18/13	3,412,224	3,300,989	111,235
	Australian Dollar	Sell	10/18/13	3,412,224	3,359,023	(53,201)
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/18/13	2,872,736	2,829,794	42,942
	British Pound	Buy	12/18/13	5,399,882	5,188,889	210,993
	Euro	Sell	12/18/13	2,755,362	2,682,174	(73,188)
	Norwegian Krone	Buy	12/18/13	2,974,317	2,940,908	33,409
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/18/13	1,164,061	1,145,986	18,075
	Australian Dollar	Sell	10/18/13	1,164,061	1,126,126	(37,935)
	British Pound	Buy	12/18/13	808,510	781,251	27,259
	Canadian Dollar	Sell	10/18/13	1,411,385	1,367,108	(44,277)
	Euro	Buy	12/18/13	2,741,696	2,789,753	(48,057)
	Norwegian Krone	Buy	12/18/13	8,027,270	7,954,843	72,427
	Singapore Dollar	Buy	11/20/13	1,188,558	1,168,157	20,401
	Swedish Krona	Buy	12/18/13	1,552,918	1,490,912	62,006
	Swiss Franc	Buy	12/18/13	2,583,208	2,498,956	84,252
State Street Bank and Trust Co.
	Euro	Sell	12/18/13	834,200	767,841	(66,359)
	Israeli Shekel	Buy	10/18/13	2,056,499	1,989,571	66,928
	Swedish Krona	Buy	12/18/13	1,281,812	1,282,556	(744)
	Swedish Krona	Sell	12/18/13	1,281,812	1,291,199	9,387
UBS AG
	Australian Dollar	Buy	10/18/13	3,625,634	3,569,145	56,489
	British Pound	Sell	12/18/13	4,319,711	4,150,981	(168,730)
	Canadian Dollar	Buy	10/18/13	3,933,612	3,850,831	82,781
	Canadian Dollar	Sell	10/18/13	3,933,612	3,931,078	(2,534)
	Euro	Buy	12/18/13	15,208,415	14,814,968	393,447
	Norwegian Krone	Sell	12/18/13	7,291,111	7,210,172	(80,939)
	Swedish Krona	Buy	12/18/13	2,509,462	2,482,347	27,115
	Swedish Krona	Sell	12/18/13	2,509,462	2,475,891	(33,571)
	Swiss Franc	Buy	12/18/13	7,645,171	7,375,534	269,637
WestPac Banking Corp.
	Australian Dollar	Buy	10/18/13	8,411,694	8,282,170	129,524
	Canadian Dollar	Buy	10/18/13	566,630	566,305	325
	Canadian Dollar	Sell	10/18/13	566,630	554,658	(11,972)
	Euro	Sell	12/18/13	14,015,638	13,644,893	(370,745)
	Japanese Yen	Sell	11/20/13	7,908,829	7,828,508	(80,321)

Total						$306,578

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
NPR	Nil Paid Rights
OJSC	Open Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through September 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $396,549,588.
(b)	The aggregate identified cost on a tax basis is $338,076,226, resulting in gross unrealized appreciation and depreciation of $74,639,341 and $5,505,852, respectively, or net unrealized appreciation of $69,133,489.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $873,920, or 0.2% of net assets.
	Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$3,401,655	$15,081,541	$18,483,196	$331	$—
	Putnam Short Term Investment Fund *	—	50,681,857	50,681,857	367	—
	Totals	$3,401,655	$65,763,398	$69,165,053	$698	$—
	* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $9,220,668. Certain of these securities were sold prior to the close of the reporting period.
	The fund received cash collateral of $9,900,484, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
(UR)	At the reporting period end, 5,700 shares owned by the fund were not formally entered on the company’s shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights and, until 2014, are not eligable for receipt of dividends.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,240,264 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Consumer discretionary	21.1%
	Financials	17.6
	Industrials	13.0
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $828,119 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $1,205,474 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $789,489.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Australia	$11,333,432	$—	$—
Belgium	2,940,034	—	—
Brazil	—	—	302,208
Canada	10,280,171	—	—
China	3,441,527	—	—
France	44,067,424	—	—
Germany	31,835,971	—	571,712
Hong Kong	6,103,996	—	—
India	2,922,070	—	—
Ireland	3,924,790	—	—
Italy	16,803,533	—	—
Japan	80,849,489	—	—
Mexico	2,770,186	—	—
Netherlands	9,601,147	—	—
Panama	2,593,129	—	—
Russia	10,106,078	—	—
Singapore	4,534,853	—	—
South Korea	7,429,797	—	—
Spain	9,171,644	—	—
Sweden	8,214,165	—	—
Switzerland	8,068,194	—	—
Taiwan	1,619,509	—	—
Thailand	2,292,039	—	—
Turkey	2,398,113	—	—
United Kingdom	85,882,152	—	—
United States	25,554,376	—	—
Total common stocks	394,737,819	—	873,920
U.S. treasury obligations	—	248,005	—
Short-term investments	618,000	10,731,971	—

Totals by level	$395,355,819	$10,979,976	$873,920

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$306,578	$—

Totals by level	$—	$306,578	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$2,596,391	$2,289,813

Total	$2,596,391	$2,289,813

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)	$270,800,000
The following table summarizes any derivatives, repurchase agreements, reverse repurchase agreements, securities lending and borrowing transactions, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement.

	Offsetting of financial and derivative assets and liabilities
		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs Bank USA	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	989	121,744	123,814	568,765	62,447	--	111,235	287,344	284,420	76,315	829,469	129,849	2,596,391
	Securities on loan	--	--	--	--	--	6,596,453	--	--	--	--	--	--	6,596,453

	Total Assets	$989	$121,744	$123,814	$568,765	$62,447	$6,596,453	$111,235	$287,344	$284,420	$76,315	$829,469	$129,849	$9,192,844

	Liabilities:
	Forward currency contracts#	388,888	253,257	161,215	35,961	377,919	--	53,201	73,188	130,269	67,103	285,774	463,038	2,289,813

	Total Liabilities	$388,888	$253,257	$161,215	$35,961	$377,919	$--	$53,201	$73,188	$130,269	$67,103	$285,774	$463,038	$2,289,813

	Total Financial and Derivative Net Assets	$(387,899)	$(131,513)	$(37,401)	$532,804	$(315,472)	$6,596,453	$58,034	$214,156	$154,151	$9,212	$543,695	$(333,189)	$6,903,031
	Total collateral received (pledged)##†	$(99,727)	$(109,929)	$180,000	$391,846	$(289,833)	$6,596,453	$--	$214,156	$148,000	$--	$436,273	$--	$7,467,239
	Net amount	$(288,172)	$(21,584)	$(217,401)	$140,958	$(25,639)	$--	$58,034	$--	$6,151	$9,212	$107,422	$(333,189)	$(564,208)

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown.

†	Additional collateral may be required from certain brokers based on individual agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2013